Revenues	12 Months Ended
Mar. 31, 2025
Revenues [Abstract]
Revenues

Note 3 — Revenues

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2023, 2024 and 2025:

	For the years ended March 31
	2023	2024	2025	2025	Change	Change
Revenues	HKD	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$9,300,000	$1,195,388	$-	-%
Financial due diligence	-	-	1,170,000	150,388	1,170,000	100%
Internal control advisory services	486,400	520,080	-	-	(520,080)	(100)%
Subtotal corporate consultancy services	9,786,400	9,820,080	10,470,000	1,345,776	649,920	6.6%
Taxation services	1,240,000	950,000	951,000	122,238	1,000	0.1%
Company secretarial services	$1,506,131	1,210,355	1,601,316	205,827	390,961	32.3%
Total revenues	12,532,531	$11,980,435	$13,022,316	$1,673,841	$1,041,881	8.7%

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023, 2024 and 2025:

	For the years ended March 31
	2023	2024	2025	2025	Change	Change
	HKD	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$3,010,561	$386,967	$980,196	48.3%
Services and deliverables transferred over time	10,135,133	9,950,070	10,011,755	1,286,874	61,685	0.6%
Total revenues	$12,532,531	$11,980,435	$13,022,316	$1,673,841	$1,041,881	8.7%